Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended
	Nov. 30, 2011	Sep. 30, 2011	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Nov. 30, 2011	Sep. 30, 2011	Oct. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Description of plan amendment				Effective January 1, 2013, all plan participants' benefits in the U.S. defined benefit traditional pension plan, which provided benefits to participants based upon a final average pay formula, were converted to a defined benefit cash balance pension plan.
Net pension cost						$ 40
Change in net benefit cost due to change in discount rate						5
Discount rate	5.10%	4.90%
Change in net benefit cost due to change in plan assets						6
Net pension cost reduction for negative prior service cost						29
Pension plan assets at fair value			78	78	83	83
Assumed health care trend rate				7.00%	7.20%
Ultimate health care trend rate beginning in 2024				5.00%	5.00%
Percent of total assets domestic plans				69.00%
Amount recognized in Accumulated other comprehensive income before income taxes for net actuarial loss			145	145	163
Accumulated other comprehensive income into post employment benefit cost				(17)
Charge associated with workforce reduction actions			36	36
Cost of the Savings Incentive Plan				39	36	36
Employers contribution				The Company matches contributions for eligible employees to 75% of employees' contributions, up to a maximum of 4.5% of each employee's eligible compensation.
Employers contribution to defined contribution plan as percentage of employees contribution				75.00%
Maximum employee's contribution to defined contribution plan as a percentage of employees salary matched by company				4.50%
Employees contribution guaranteed by the company to the fixed income fund of the Savings Incentive Plan			236	236
Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Company's Target allocation percentage for asset mix				35.00%
Diversified [Member]
Defined Benefit Plan Disclosure [Line Items]
Company's Target allocation percentage for asset mix				34.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Company's Target allocation percentage for asset mix				31.00%
Post-65 Group Medical Coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Description of plan amendment				Effective April 1, 2014, the Company replaced its current post-65 group medical coverage with a new approach for retirees age 65 and older and their eligible dependents to access post-65 retiree medical and prescription drug coverage in the U.S.
Foreign Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate				3.87%	3.94%	5.26%
Net pension and postretirement cost				25	33	31
Pension plan assets at fair value			574	574	549
Pension plan projected benefit obligations			765	765	658
Percent of total plan assets foreign plans			31.00%	31.00%
Foreign Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value			237	237	309
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net pension and postretirement cost				74	123	128
Pension plan assets at fair value			1,829	1,829	1,785	1,573
Pension plan projected benefit obligations			2,366	2,366	2,076	2,308
Estimated net actuarial loss that will be amortized from accumulated other comprehensive income				(68)
Estimated prior service credit costs that will be amortized from accumulated other comprehensive income				16
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net pension and postretirement cost				10	19	21
Pension plan assets at fair value
Pension plan projected benefit obligations			201	201	243	267
Estimated net actuarial loss that will be amortized from accumulated other comprehensive income				(3)
Estimated prior service credit costs that will be amortized from accumulated other comprehensive income				5
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate				4.95%	3.90%	4.90%	5.10%	4.90%
Pension plan assets at fair value			1,255	1,255	1,235
U.S. Plans [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Discretionary contribution to its U.S. pension plan									40
U.S. Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value			$ 393	$ 393	$ 384